Document and Entity Information - shares	9 Months Ended
	Dec. 31, 2018	Feb. 18, 2019
Document And Entity Information
Entity Registrant Name	CENTAURUS DIAMOND TECHNOLOGIES, INC.
Entity Central Index Key	0001435163
Document Type	10-Q/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	To update financials.
Current Fiscal Year End Date	--03-31
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Common Stock, Shares Outstanding		211,267,623
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019